Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2020 MXN ($)
Disclosure of defined benefit plans [line items]
2021	$ 926
2022	531
2023	581
2024	599
2025	705
2026 to 2030	4,108
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
2021	702
2022	335
2023	384
2024	398
2025	496
2026 to 2030	3,118
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
2021	198
2022	168
2023	168
2024	170
2025	176
2026 to 2030	791
Post retirement medical services [member]
Disclosure of defined benefit plans [line items]
2021	26
2022	28
2023	29
2024	31
2025	33
2026 to 2030	$ 199